Post Retirement Plans (Details) - Schedule of Estimated Payments to the Defined Benefit Plan ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Within the next
- 1 year	₨ 4	$ 0.1	₨ 3
- 1 and 2 years	3	0.0	3
- 2 and 3 years	4	0.1	3
- 3 and 4 years	5	0.1	4
- 4 and 5 years	5	0.1	4
- 5 and 10 years	₨ 24	$ 0.3	₨ 25